Premises and Equipment (Schedule of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,330	$ 16,149
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(9,596)	(9,024)
Property, Plant and Equipment, Net, Total	6,734	7,125
Depreciation Premises and Equipment	572	594	570
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,275	2,272
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,723	9,659
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,332	$ 4,218